Fair Value Measurements - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value Disclosures [Abstract]
Unrealized gains on marketable securities	$ 0	$ 4,800	$ 101